Business Combinations (MoboTap Transaction, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 10,257	$ 27,504
MoboTap [Member]
Business Acquisition [Line Items]
Cash consideration			$ 90,830
Repurchase option			793
Identifiable intangible assets acquired			27,000
Goodwill			113,040
Other assets			6,714
Put option			(298)
Liabilities assumed			(2,995)
Non-controlling interest			(53,424)
Total			$ 90,830